Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2014	2013	2012
Currently payable
Federal	$1,399,794	$2,335,959	$1,917,068
State	120,377	284,044	270,114

	1,520,171	2,620,003	2,187,182
Deferred tax expense (benefit)	307,920	(850,100)	(536,374)

Income tax expense	$1,828,091	$1,769,903	$1,650,808

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2014	2013	2012
Federal taxes based on statutory rate	$3,154,469	$3,032,719	$2,867,834
State income taxes, net of federal benefit	79,449	187,469	178,275
Tax-exempt investment interest	(1,006,536)	(1,159,571)	(1,231,567)
Other, net	(399,291)	(290,714)	(163,734)

Income tax expense	$1,828,091	$1,769,903	$1,650,808

At December 31, 2014 and 2013, net deferred tax assets consist of the following:

	2014	2013
Deferred tax assets
Allowance for loan losses	$2,440,150	$3,012,907
Deferred compensation liability	3,005,808	2,506,541
Intangible assets	92,276	154,037
Unrealized loss on securities available-for-sale	—	12,640,667
Unrealized loss on securities transferred to HTM	5,787,593	—
Other	570,076	689,235

Total	11,895,903	19,003,387
Deferred tax liabilities
Premises and equipment	1,149,615	1,056,263
Unrealized gain on available-for-sale securities	504,545	—
Other	113,002	152,844

Total	1,767,162	1,209,107

Net deferred tax asset	$10,128,741	$17,794,280

The net deferred tax asset of $10,128,741 and $17,794,280 at December 31, 2014 and 2013, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2014, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2014, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2011 through 2014. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2011 through 2014.